Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Tortoise North American Pipeline Fund
Shareholder Report [Line Items]
Fund Name	Tortoise North American Pipeline Fund
Class Name	Tortoise North American Pipeline Fund
Trading Symbol	TPYP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 707,210,529
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$707,210,529
Number of Holdings	44
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Enbridge, Inc.	8.0%
The Williams Companies, Inc.	7.9%
Kinder Morgan, Inc.	7.8%
TC Energy Corp.	7.8%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.4%
Atmos Energy Corporation	4.1%
NiSource Inc.	4.0%
Pembina Pipeline Corporation	3.8%
Energy Transfer LP	3.7%

Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/
Accountant Change Statement [Text Block]
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Tortoise Essential Energy Fund
Shareholder Report [Line Items]
Fund Name	Tortoise Essential Energy Fund
Class Name	Tortoise Essential Energy Fund
Trading Symbol	TPZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Essential Energy Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Essential Energy Fund	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Material Change Date	Dec. 23, 2024
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 150,373,577
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$150,373,577
Number of Holdings	39
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Constellation Energy Corp.	7.3%
Energy Transfer LP	6.9%
Clearway Energy, Inc.	6.0%
Vistra Corp.	5.6%
TC Energy Corp.	5.3%
The Williams Companies, Inc.	5.0%
Enterprise Products Partners LP	4.5%
MPLX LP	4.5%
Sempra Energy	4.4%
Hess Midstream Partners LP	4.0%

Material Fund Change [Text Block]
Fund Conversion, Name Change, and Reorganization
Pursuant to a plan of merger approved by the Board of Directors of Tortoise Pipeline and Energy Fund, Inc. (“TTP”), Tortoise Energy Independence Fund, Inc. (“NDP”), and Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), the newly formed exchange traded fund, Tortoise Power and Energy Infrastructure Fund (the “Acquiring Fund”) acquired all of the net assets of Tortoise Pipeline and Energy Fund, Inc., Tortoise Energy Independence Fund, Inc., and Tortoise Power and Energy Infrastructure Fund, Inc. (the “Acquired Funds”) on December 23, 2024. After the merger Tortoise Power and Energy Infrastructure Fund converted to an ETF and its name changed to Tortoise Essential Energy Fund.

Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/